Acquisition and disposal of subsidiaries in Russia (Tables)	12 Months Ended
Dec. 31, 2022
Acquisition and disposal of subsidiaries in Russia
Summary of fair values of the identifiable assets and liabilities of all the acquired companies as at the date of acquisition

				Fair value recognized
	Fair value recognized on	Fair value recognized on	Fair value recognized on	on acquisition,
	acquisition, February 3, 2021,	acquisition, February 3,	acquisition, April 5, 2021,	December 9, 2021,
	Nexters Studio LLC	2021, Nexters Online LLC	NHW Ltd	Game Positive LLC
Assets
Property and equipment	390	85	—	71
Intangible assets	38	14	—	—
Right-of-use assets	1,164	395	—	—
Trade and other receivables	656	80	15	48
Other assets	91	27	—	59
Cash and cash equivalents	26	4	1	82
Prepaid tax	28	—	—	12
	2,393	605	16	272
Liabilities
Deferred tax liability	(4)	(16)	—	—
Lease liabilities - current	(1,164)	(395)	—	—
Trade and other payables	(1,415)	(218)	—	(159)
Tax liability	—	(4)	—	—
	(2,583)	(633)	—	(159)
Total identifiable net assets at fair value	(190)	(28)	16	113
Goodwill gain on bargain purchase	1,274	191	8	(79)
NCI	—	—	—	(33)
Purchase consideration transferred	1,084	163	24	1